                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio   March 23, 2007
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total:      143,692
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    6,741     132,900 SH              SHARED            01   --     --   --
BAXTER INTL INC 7.00%
   EQUITY UNITS         CONVERTIBLE PFD 071813406    3,240      60,000 SH              SHARED            01   --     --   --
CNF TRUST I $2.50
   SERIES A DUE 6/1/12  CONVERTIBLE PFD 12612V205    9,947     197,550 SH              SHARED            01   --     --   --
CITIZENS UTILITIES
   TRUST 5% CV PFD      CONVERTIBLE PFD 177351202    6,007     115,300 SH              SHARED            01   --     --   --
CRESCENT REAL ESTATE
   $1.6875 CV PFD       CONVERTIBLE PFD 225756204    3,425     150,000 SH              SHARED            01   --     --   --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAA1    5,112   4,975,000 PRN             SHARED            01   --     --   --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAB9    4,110   4,000,000 PRN             SHARED            01   --     --   --
FISHER SCIENTIFIC
   INT' L               CONVERTIBLE DEB 338032AX3      531     500,000 PRN             SHARED            01   --     --   --
FORD MOTOR 6.50% CAP TR
   II CV PFD            CONVERTIBLE PFD 345395206    2,387      45,000 SH              SHARED            01   --     --   --
GENERAL MOTORS CORP CV
   W/PAR                CONVERTIBLE DEB 370442733    2,550     100,000 PRN             SHARED            01   --     --   --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    2,144   2,176,899 PRN             SHARED            01   --     --   --
KERR MCGEE CORPORATION  CONVERTIBLE DEB 492386AP2    5,300   4,936,000 PRN             SHARED            01   --     --   --
LIBERTY MEDIA CORP      CONVERTIBLE DEB 530715AR2    7,583   7,930,000 PRN             SHARED            01   --     --   --
LOEWS CORP CV DEB       CONVERTIBLE DEB 540424AL2    9,455   9,575,000 PRN             SHARED            01   --     --   --
MALAN REALTY INVESTOR
   CV DEB               CONVERTIBLE DEB 561063AA6      281     281,000 PRN             SHARED            01   --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS     CONVERTIBLE PFD 632525309   11,987     305,000 SH              SHARED            01   --     --   --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307    8,374      95,000 SH              SHARED            01   --     --   --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3   13,377  13,650,000 PRN             SHARED            01   --     --   --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    5,300     200,000 SH              SHARED            01   --     --   --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307    6,455     109,400 SH              SHARED            01   --     --   --
RICHARDSON ELECTRONICS
   CV DEB               CONVERTIBLE DEB 763165AC1      484     500,000 PRN             SHARED            01   --     --   --
ROBBINS & MYERS CV SUB
   NOTES                CONVERTIBLE DEB 770196AB9    4,269   4,056,000 PRN             SHARED            01   --     --   --
ST. PAUL COMPANIES INC
   9.00%                CONVERTIBLE PFD 792860306    3,699      50,000 SH              SHARED            01   --     --   --
STATE STREET CORP 6.75%
   SPACES               CONVERTIBLE PFD 857477202    4,693      19,000 SH              SHARED            01   --     --   --
THERMO ELECTRON CORP CV
   DEBS                 CONVERTIBLE DEB 883556AJ1      695     700,000 PRN             SHARED            01   --     --   --

TRAVELERS PROPERTY
   CASUALTY C           CONVERTIBLE DEB 89420G307   10,147     415,000 PRN             SHARED            01   --     --   --
WESTERN GAS RES $2.625
   CV PFD               CONVERTIBLE PFD 958259301    5,400      84,647 SH              SHARED            01   --     --   --
                                                   143,692